Revenue - Schedule of Accounts Receivables and Contract Liabilities from Contracts with Customers (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Accounts receivable, net	$ 14,610	$ 13,817	$ 16,388
Contract liabilities, current (deferred revenue)	975	1,140	738
Contract liabilities, non-current (deferred revenue)	194	237	60
Contract liabilities (deferred revenue)	1,169	1,377	$ 798
Contract liabilities (deferred revenue)	$ (208)	$ 579